SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended June 30,		Three months ended June 30,
	2017	2016	2017	2016

	U.S. $ in millions		U.S. $ in millions

Revenues	$3,078	$2,557	$2,065	$2,271
Gross profit	1,316	1,148	1,851	1,978
R&D expenses	200	134	250	235
S&M expenses	425	410	439	478
Segment profit	$691	$604	$1,162	$1,265

	Generics		Specialty
	Six months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016

	U.S. $ in millions		U.S. $ in millions

Revenues	$6,136	$5,015	$4,085	$4,423
Gross profit	2,686	2,271	3,605	3,849
R&D expenses	391	263	505	474
S&M expenses	825	755	900	935
Segment profit	$1,470	$1,253	$2,200	$2,440

	Three months ended		Six months ended
	June 30,		June 30,
	2017	2016	2017	2016

	U.S. $ in millions		U.S. $ in millions

Generic medicines profit	$691	$604	$1,470	$1,253
Specialty medicines profit	1,162	1,265	2,200	2,440
Total segment profit	1,853	1,869	3,670	3,693
Profit of other activities	18	13	44	9
	1,871	1,882	3,714	3,702
Amounts not allocated to segments:
Amortization	411	193	731	382
General and administrative expenses	272	311	508	615
Goodwill impairment	6,100	-	6,100	-
Impairments, restructuring and others	419	712	659	831
Inventory step-up	3	85	67	91
Purchase of research and development in process	26	-	26	10
Costs related to regulatory actions taken in facilities	15	39	49	77
Legal settlements and loss contingencies	324	166	344	141
Other unallocated amounts	41	15	75	29

Consolidated operating income	(5,740)	361	(4,845)	1,526
Financial expenses - net	238	105	445	403
Consolidated income before income taxes	$(5,978)	$256	$(5,290)	$1,123

Schedule of net sales by product line
	Generics		Specialty
	Three months ended June 30,		Three months ended June 30,
	2017	2016	2017	2016

	U.S. $ in millions		U.S. $ in millions

Revenues	$3,078	$2,557	$2,065	$2,271
Gross profit	1,316	1,148	1,851	1,978
R&D expenses	200	134	250	235
S&M expenses	425	410	439	478
Segment profit	$691	$604	$1,162	$1,265

	Generics		Specialty
	Six months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016

	U.S. $ in millions		U.S. $ in millions

Revenues	$6,136	$5,015	$4,085	$4,423
Gross profit	2,686	2,271	3,605	3,849
R&D expenses	391	263	505	474
S&M expenses	825	755	900	935
Segment profit	$1,470	$1,253	$2,200	$2,440

c. Net revenues from specialty medicines:
	Three months ended		Six months ended
	June 30,		June 30,
	2017	2016	2017	2016

	U.S. $ in millions

CNS	$1,158	$1,415	$2,296	$2,738
Copaxone®	1,023	1,141	1,993	2,147
Azilect®	34	108	94	221
Nuvigil®	14	51	31	154
Provigil®	11	16	22	27
Respiratory	322	313	626	679
ProAir®	123	135	244	308
QVAR®	107	116	205	250
Oncology	280	334	550	602
Treanda® and Bendeka®	163	207	320	362
Women's health	115	117	239	227
Other Specialty*	190	92	374	177
Total Specialty Medicines	$2,065	$2,271	$4,085	$4,423

* Includes two payments of $75 million each related to the Ninlaro® transaction in the first and second quarter of 2017.

Schedule of sales percentage by therapeutic category
b. Segment revenues by geographic area:
	Three months ended		Six months ended
	June 30,		June 30,

	2017	2016	2017	2016

	U.S. $ in millions
Generic Medicines
United States	$1,290	$892	$2,671	$1,868
Europe	957	771	1,945	1,561
Rest of the World	831	894	1,520	1,586
Total Generic Medicines	3,078	2,557	6,136	5,015
Specialty Medicines
United States	1,536	1,772	3,028	3,449
Europe	419	414	857	808
Rest of the World	110	85	200	166
Total Specialty Medicines	2,065	2,271	4,085	4,423
Other Revenues
United States	304	3	624	7
Europe	79	54	157	105
Rest of the World	160	153	314	298
Total Other Revenues	543	210	1,095	410
Total Revenues	$5,686	$5,038	$11,316	$9,848